ADVANCES AND NON-CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)																								3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 03, 2026	May 28, 2025	Mar. 31, 2025	Feb. 28, 2025	Feb. 03, 2025	Jan. 31, 2025	Dec. 31, 2024	Dec. 02, 2024	Mar. 07, 2024	Feb. 29, 2024	Feb. 07, 2024	Feb. 01, 2024	Apr. 12, 2023	Feb. 24, 2023	Feb. 23, 2023	Jan. 12, 2023	Jan. 10, 2023	Dec. 15, 2022	Nov. 28, 2022	Sep. 14, 2022	Sep. 01, 2022	Apr. 21, 2022	Apr. 11, 2022	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Principal amount							$ 7,218,350	$ 11,699,916																					$ 7,218,350
Purchase price advance								15,000,000
Debt instrument periodic payment			$ 2,983,309	$ 2,983,309		$ 2,983,309	2,983,309	$ 2,983,309
Gain on settlement of debt																									$ 56,100		$ 56,100	$ 980,769	(16,351,827)
Unamortized debt discount													$ 150,466	$ 113,839
Interest rate								10.00%
Carrying amount								$ 3,000,000
Interest payment																										32,000	386,931	798,994	365,000
Accrued interest																												0	2,999
Non-cash adjustment																											(49,188)
Unamortized debt discount amount							7,691,859																						7,691,859
Cash							2,576,464																	654,987		654,987		935,763	2,576,464
Accrued interest							2,439,466																	3,031,964		3,031,964		2,849,977	2,439,466
Secured Promissory Note [Member]
Short-Term Debt [Line Items]
Principal amount																				$ 2,980,692		$ 964,470
Purchase price advance																				2,505,000
Debt instrument periodic payment																				$ 82,797
Amortization of debt discount																												56,316	112,006
Payments of debt																										93,575	9,280	244,963	202,747
Gain on settlement of debt																												33,027	0
Unamortized debt discount							59,478																					0	59,478
Piece of equipment																						$ 750,000
Interest rate																				10.60%		10.60%
Carrying amount							575,616																					0	575,616
Interest payment																												667,123	805,182
Additional interest																										9,315		16,148
Secured Promissory Note [Member] | Equipment [Member]
Short-Term Debt [Line Items]
Amortization of debt discount																										7,515	4,215	65,950	57,294
Unamortized debt discount							49,802																	68,986		68,986		61,471	49,802
Carrying amount							310,476																	90,731		90,731		176,792	310,476
Secured Promissory Note [Member] | October 2022 [Member]
Short-Term Debt [Line Items]
Debt instrument periodic payment																						$ 6,665
Secured Promissory Note [Member] | October 2026 [Member]
Short-Term Debt [Line Items]
Debt instrument periodic payment																						$ 19,260
Deed of Trust Note [Member] | Land, Buildings and Improvements [Member]
Short-Term Debt [Line Items]
Principal amount																					$ 600,000
Debt instrument periodic payment																					$ 4,476
Interest rate																					6.50%
Carrying amount							561,324																	535,319		535,319		543,988	561,324
Debt instrument principal payments							17,903																					17,338	17,903
Interest payment																								17,742	18,186			31,614	35,809
Principal payments																										8,668	8,668
Accrued interest																								0		0		0
Secured Promissory Note One [Member]
Short-Term Debt [Line Items]
Principal amount																			$ 1,539,630
Purchase price advance																			$ 1,078,502
Amortization of debt discount																												247,899	104,107
Unamortized debt discount							247,897																					0	247,897
Interest rate																			10.60%
Carrying amount							680,674																					0	680,674
Interest payment																												87,047	220,860
Non-cash adjustment																			$ 439,500
Secured Promissory Note One [Member] | March 2023 [Member]
Short-Term Debt [Line Items]
Debt instrument periodic payment																			10,410
Secured Promissory Note One [Member] | March 2029 [Member]
Short-Term Debt [Line Items]
Debt instrument periodic payment																			20,950
Secured Promissory Note Two [Member]
Short-Term Debt [Line Items]
Principal amount																			1,560,090
Purchase price advance																			$ 1,092,910
Amortization of debt discount																												254,642	107,423
Unamortized debt discount							249,740																					0	249,740
Interest rate																			10.60%
Carrying amount							689,613																					0	689,613
Interest payment																												79,696	223,759
Property plant and equipment dispositions																			586,000
Secured Promissory Note Two [Member] | March 2023 [Member]
Short-Term Debt [Line Items]
Debt instrument periodic payment																			$ 10,630
Secured Promissory Note Two [Member] | March 2029 [Member]
Short-Term Debt [Line Items]
Debt instrument periodic payment																			21,225
Secured Promissory Note Three [Member]
Short-Term Debt [Line Items]
Principal amount																			1,597,860
Purchase price advance																			$ 1,119,334
Amortization of debt discount																												216,411	108,233
Unamortized debt discount							255,835																					0	255,835
Interest rate																			10.60%
Carrying amount							706,341																					0	706,341
Interest payment																												82,870	229,388
Non-cash adjustment																			$ 439,500
Secured Promissory Note Three [Member] | March 2023 [Member]
Short-Term Debt [Line Items]
Debt instrument periodic payment																			10,860
Secured Promissory Note Three [Member] | March 2029 [Member]
Short-Term Debt [Line Items]
Debt instrument periodic payment																			$ 21,740
Secured Promissory Note Four [Member]
Short-Term Debt [Line Items]
Principal amount																		$ 1,557,435
Purchase price advance																		$ 1,093,380
Amortization of debt discount																												250,101	103,266
Unamortized debt discount							250,101																					0	250,101
Interest rate																		10.60%
Carrying amount							687,948																					0	687,948
Interest payment																												51,787	223,818
Non-cash adjustment																		$ 439,000
Secured Promissory Note Four [Member] | March 2023 [Member]
Short-Term Debt [Line Items]
Debt instrument periodic payment																		10,585
Secured Promissory Note Four [Member] | March 2029 [Member]
Short-Term Debt [Line Items]
Debt instrument periodic payment																		$ 21,190
Secured Promissory Note Five [Member]
Short-Term Debt [Line Items]
Principal amount																	$ 1,245,018
Purchase price advance																	1,021,500
Proceeds from advances																	1,000,000
Debt instrument periodic payment																	$ 10,365
Amortization of debt discount																										32,408	32,186	41,021	64,534
Unamortized debt discount							78,419																	0		0		50,416	78,419
Interest rate																	10.60%
Carrying amount							381,903																	0		0		133,752	381,903
Interest payment																										165,437	165,863	276,154	330,875
Secured Promissory Note Five [Member] | March 2026 [Member]
Short-Term Debt [Line Items]
Debt instrument periodic payment																	$ 34,008
Secured Promissory Note Six [Member]
Short-Term Debt [Line Items]
Principal amount																$ 1,185,810
Purchase price advance																832,605
Proceeds from advances																832,605
Debt instrument periodic payment																$ 8,030
Amortization of debt discount																												67,928	79,231
Unamortized debt discount							185,515																					0	185,515
Interest rate																10.60%
Carrying amount							531,871																					0	531,871
Interest payment																												43,355	156,933
Non-cash adjustment																$ 289,033												219,069
Gain on settlement																												190,438
Secured Promissory Note Six [Member] | April 2028 [Member]
Short-Term Debt [Line Items]
Debt instrument periodic payment																$ 16,135
Secured Promissory Note Seven [Member]
Short-Term Debt [Line Items]
Principal amount															$ 822,040
Purchase price advance															628,353
Proceeds from advances															628,253
Debt instrument periodic payment															6,370		$ 6,370
Amortization of debt discount																								48,781	32,186			10,974	64,812
Unamortized debt discount															$ 113,839									185,298		185,298		229,154
Debt instrument unamortized discount current							54,034																					340,909	54,034
Interest rate															10.60%
Carrying amount							346,227																	252,015		252,015		242,229	346,227
Interest payment																								53,776	$ 106,023			183,631	232,826
Secured Promissory Note Seven [Member] | June 2027 [Member]
Short-Term Debt [Line Items]
Debt instrument periodic payment															$ 16,595
Secured Promissory Note Eight [Member]
Short-Term Debt [Line Items]
Principal amount														1,186,580
Purchase price advance														832,605
Proceeds from advances														832,605
Debt instrument periodic payment														$ 9,185
Unamortized debt discount																								292,128		292,128		340,909
Debt instrument unamortized discount current							292,226																					229,154	292,226
Interest rate														10.60%
Carrying amount							494,748																	174,597		174,597		349,636	494,748
Interest payment																										116,413	138,199	191,967	174,746
Secured Promissory Note Eight [Member] | June 2027 [Member]
Short-Term Debt [Line Items]
Additional fees amount							8,733																						8,733	$ 21,380
Debt instrument periodic payment														$ 23,955
Amortization of debt discount																										48,781	35,958	10,491	107,570
Secured Promissory Note Ten [Member]
Short-Term Debt [Line Items]
Principal amount													317,415
Purchase price advance													219,676
Proceeds from advances													219,676
Debt instrument periodic payment													$ 2,245
Amortization of debt discount																												58,547	3,480
Interest rate													10.60%
Carrying amount							145,554																					0	145,554
Principal payments																												61,249	41,589
Gain (Loss) on Disposition of Property Plant Equipment																												150,466	0
Unamortized debt discount amount							66,158																					0	66,158
Secured Promissory Note Ten [Member] | July 2027 [Member]
Short-Term Debt [Line Items]
Debt instrument periodic payment													$ 4,315
Secured Promissory Note Twelve [Member]
Short-Term Debt [Line Items]
Principal amount							7,691,859	11,699,916																5,391,859		5,391,859		5,391,859	7,691,859
Proceeds from advances								11,699,916
Debt instrument periodic payment								$ 2,983,309
Amortization of debt discount																										0	0	0	0
Interest rate								10.00%
Principal payments																										0	2,300,000	2,300,000
Cash								$ 3,000,000
Secured Promissory Note Thirteen [Member]
Short-Term Debt [Line Items]
Principal amount					$ 1,373,040
Purchase price advance					1,026,844
Debt instrument periodic payment					19,070
Amortization of debt discount																										38,253	13,920	62,495	0
Unamortized debt discount																								250,373		250,373		288,626
Carrying amount							0																	854,687		854,687		911,784	0
Principal payments																										95,350	77,250	172,630	0
Unamortized debt discount amount							0																					288,626	0
Secured Promissory Note Fourteen [Member]
Short-Term Debt [Line Items]
Principal amount					1,000,107
Purchase price advance					769,383
Proceeds from advances					29,853
Debt instrument periodic payment					14,305
Amortization of debt discount																										28,683	(19,322)	35,205	0
Unamortized debt discount																								158,629		158,629		187,312
Carrying amount							0																	641,208		641,208		684,050	0
Principal payments																										71,525	57,220	128,745	0
Unamortized debt discount amount							0																					187,312	0
Secured Promissory Note Fifteen [Member]
Short-Term Debt [Line Items]
Principal amount					1,517,127
Purchase price advance					1,167,350
Proceeds from advances					45,273
Debt instrument periodic payment					21,700
Amortization of debt discount																										43,540	(14,584)	17,670	0
Unamortized debt discount																								239,844		239,844		283,384
Carrying amount							0																	972,483		972,483		1,037,443	0
Principal payments																										108,500	87,800	196,300	0
Unamortized debt discount amount							0																					283,384	0
Secured Promissory Note Sixteen [Member]
Short-Term Debt [Line Items]
Principal amount					1,213,693
Purchase price advance					898,653
Proceeds from advances					36,227
Debt instrument periodic payment					17,360
Amortization of debt discount																												12,656	0
Carrying amount							0																					830,115	0
Principal payments																												156,240	0
Unamortized debt discount amount							0																					227,338	0
Secured Promissory Note Seventeen [Member]
Short-Term Debt [Line Items]
Principal amount		$ 1,658,880
Purchase price advance		1,240,690
Debt instrument periodic payment		23,040
Amortization of debt discount																										58,484	5,363	7,228	0
Unamortized debt discount																								338,594		338,594		397,078
Carrying amount							0																	1,089,882		1,089,882		1,169,642	0
Principal payments																										138,240	69,120	101,400	0
Unamortized debt discount amount							0																					397,078	0
Secured Promissory Note Eighteen [Member]
Short-Term Debt [Line Items]
Principal amount		1,327,680
Purchase price advance		992,852
Debt instrument periodic payment		7,383
Amortization of debt discount																												4,153	0
Carrying amount							0																					925,765	0
Principal payments																												71,903	0
Unamortized debt discount amount							0																					320,772	0
Secured Promissory Note Nine [Member]
Short-Term Debt [Line Items]
Principal amount					1,213,693
Purchase price advance					898,653
Proceeds from advances					36,227
Debt instrument periodic payment					$ 17,360
Amortization of debt discount																										34,811	(13,164)
Unamortized debt discount																								192,527		192,527		227,338
Carrying amount																								778,126		778,126		830,115
Principal payments																										86,800	69,440
Secured Promissory Note Eleven [Member]
Short-Term Debt [Line Items]
Principal amount		1,327,680
Purchase price advance		992,852
Debt instrument periodic payment		$ 7,383
Amortization of debt discount																										38,620	16,937
Unamortized debt discount																								282,151		282,151		320,772
Carrying amount																								872,185		872,185		925,765
Principal payments																										92,200	36,880
Secured Promissory Note Nineteen [Member]
Short-Term Debt [Line Items]
Principal amount	$ 182,880
Purchase price advance	153,400
Debt instrument periodic payment	$ 3,810
Amortization of debt discount																										49,156	30,193
Unamortized debt discount																								17,416		17,416		0
Carrying amount																								147,969		147,969		0
Principal payments																										52,327	$ 0
Revenue Factoring Advance Eleven [Member]
Short-Term Debt [Line Items]
Principal amount												$ 1,340,000
Purchase price advance												970,000
Additional fees amount												30,000
Proceeds from advances																													970,000
Debt instrument periodic payment												$ 25,800
Amortization of debt discount																													370,000
Payments of debt																													606,400
Gain on settlement of debt																													733,600
Amounts owed for future tokens							0																						0
Unamortized debt discount							0																						0
Revenue Factoring Advance Twelve [Member]
Short-Term Debt [Line Items]
Principal amount											$ 822,000
Purchase price advance											572,950
Additional fees amount											27,050
Proceeds from advances																													572,950
Debt instrument periodic payment											$ 30,444
Amortization of debt discount																													249,050
Payments of debt																													668,556
Gain on settlement of debt																													153,444
Amounts owed for future tokens							0																						0
Unamortized debt discount							0																						0
Revenue Factoring Advance Thirteen [Member]
Short-Term Debt [Line Items]
Principal amount										$ 559,600
Purchase price advance										376,000
Additional fees amount										24,000
Proceeds from advances																													376,000
Debt instrument periodic payment										$ 25,436
Amortization of debt discount																													183,600
Payments of debt																													544,745
Gain on settlement of debt																													14,855
Amounts owed for future tokens							0																						0
Unamortized debt discount							0																						0
Debt instrument weekly payment, description										weekly
Revenue Factoring Advance Fourteen [Member]
Short-Term Debt [Line Items]
Principal amount									$ 1,499,000
Purchase price advance									700,000
Additional fees amount									300,000
Proceeds from advances																													700,000
Debt instrument periodic payment									$ 125,000
Amortization of debt discount																													799,000
Payments of debt																													1,375,000
Gain on settlement of debt																													124,000
Amounts owed for future tokens							0																						0
Unamortized debt discount							0																						0
Debt instrument weekly payment, description									weekly
Revenue Factoring Advance Fifteen [Member]
Short-Term Debt [Line Items]
Principal amount									$ 374,750
Purchase price advance									225,000
Additional fees amount									25,000
Proceeds from advances																													225,000
Debt instrument periodic payment									$ 23,422
Amortization of debt discount																													149,750
Payments of debt																													343,688
Gain on settlement of debt																													31,062
Amounts owed for future tokens							0																						0
Unamortized debt discount							0																						0
Debt instrument weekly payment, description									weekly
Simple Agreements [Member]
Short-Term Debt [Line Items]
Amounts owed for future tokens							85,000																	$ 85,000		$ 85,000		85,000	85,000
Non Convertible Notes Payable [Member] | Vehicle Financing Agreement [Member]
Short-Term Debt [Line Items]
Principal amount																							$ 74,186
Debt instrument periodic payment																							1,236
Amortization of debt discount																												4,306	1,792
Unamortized debt discount							4,306																					0	4,306
Purchase price of vehicles																							65,000
Debt down payments																							10,000
Rebate purchase price																							$ 2,400
Payment for non convertible note payable																												9,281	31,330
Debt instrument unamortized discount current							$ 4,875																					$ 0	$ 4,875